Stockholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of each option grant on the date of grant using the Black-Scholes option-pricing model
Risk-free interest rate	1.10%	0.00%
Dividend yield	0.00%	0.00%
Volatility	236.00%	0.00%
Expected life (years)	6 years 15 days	0 years